26. EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 3,305,356	R$ 3,193,493	R$ 2,684,736
Allocation of plan assets percent	100.00%	100.00%
Variable income
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 50,966	R$ 62,904
Allocation of plan assets percent	1.54%	1.97%
Fixed income
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 3,085,783	R$ 2,966,272
Allocation of plan assets percent	93.36%	92.88%
Real estate
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 44,083	R$ 42,383
Allocation of plan assets percent	1.33%	1.33%
Others
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 124,524	R$ 121,934
Allocation of plan assets percent	3.77%	3.82%